Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40301
Entity Registrant Name	Infobird Co., Ltd
Entity Central Index Key	0001815566
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 12A06
Entity Address, Address Line Two	Block A
Entity Address, Address Line Three	Boya International Center
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100102
Title of 12(b) Security	Ordinary Shares, par value $0.005 per share
Trading Symbol	IFBD
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	19,093,315
Entity Address Address Line Four	Building 2
Entity Address Address Line Five	No. 1 Courtyard
Entity Address Address Line Six	Lize Zhongyi Road
Entity Address Address Line Seven	Chaoyang District
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Room 12A06
Entity Address, Address Line Two	Block A
Entity Address, Address Line Three	Boya International Center
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100102
City Area Code	+ 86
Local Phone Number	010-52411819
Entity Address Address Line Four	Building 2
Entity Address Address Line Five	No. 1 Courtyard
Entity Address Address Line Six	Lize Zhongyi Road
Entity Address Address Line Seven	Chaoyang District
Contact Personnel Name	Cheuk Yee Li
Contact Personnel Email Address	edith@infobird.com